CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
E-commerce	$ 234,835,770	$ 419,023,733	$ 420,552,177
Online advertising	113,235,010	117,948,842	134,229,255
Listing	14,461,253	22,538,535	21,022,504
Total revenues	362,532,033	559,511,110	575,803,936
Cost of revenues	(74,054,524)	(57,491,395)	(60,313,726)
Selling, general and administrative expenses	(434,275,879)	(521,797,022)	(475,445,516)
Goodwill impairment	(41,222,971)	0	0
Other operating income	3,071,865	4,586,746	3,567,965
Income (loss) from operations	(183,949,476)	(15,190,561)	43,612,659
Interest income	1,313,512	1,312,533	1,167,005
Other income, net	480,495	619,750	290,039
Gain (loss) on disposal of investment or subsidiaries		(185,777)	271,501
Income (loss) before taxes and loss from equity in affiliates	(182,155,469)	(13,444,055)	45,341,204
Income tax benefits (expenses)	20,328,252	2,067,739	(10,307,322)
Income (loss) before loss from equity in affiliates	(161,827,217)	(11,376,316)	35,033,882
Loss from equity in affiliates	(216,017)	(224,752)	(227,977)
Net income (loss)	(162,043,234)	(11,601,068)	34,805,905
Less: Net loss attributable to non-controlling interest	(1,142,018)	(1,812,229)	(524,184)
Net income (loss) attributable to Leju Holdings Limited shareholders	$ (160,901,216)	$ (9,788,839)	$ 35,330,089
Earnings (loss) per share:
Basic (in dollars per share)	$ (1.19)	$ (0.07)	$ 0.26
Diluted (in dollars per share)	$ (1.19)	$ (0.07)	$ 0.26
Shares used in computation of earnings (loss) per share
Basic (in shares)	135,708,350	135,220,210	134,528,971
Diluted (in shares)	135,708,350	135,220,210	136,223,974